Shareholders' equity - Stock options narratives (Details) - $ / shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2020
Shareholders' equity
Number of common shares that may be set aside for issuance as percentage of outstanding common shares		10.00%
Number of common shares that may be reserved for issuance to any one person as percentage of outstanding common shares		5.00%
Exercisable term		5 years
Minimum share price	$ 7.46
Maximum share price	$ 8.87